EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - USD ($) shares in Millions		3 Months Ended
	Jul. 26, 2023	Mar. 31, 2023	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Borrowings				$ 762,416	$ 151,273
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding shares		95.00%
Convertible debt obligation [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Loan Amount		$ 5,900,000
Number of shares converted		17.3
Borrowings			$ 18,000,000.0
Convertible debt obligation [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		13.0
Bridge Note [Member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Net debt	$ 3,200,000
[custom:OriginalIssuanceDiscountAmount]	200,000
[custom:PaymentToBank-0]	1,000,000
[custom:ProceedsFormLoanDeposit]	2,000,000
[custom:AggregateDebtAmount-0]	$ 4,000,000